Offerings	Apr. 17, 2025 USD ($) $ / shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Vale S.A.	[1]
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of Vale Overseas	[1]
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Vale Guarantee of Vale Overseas Securities	[1],[2]
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Proposed Maximum Offering Price per Unit | $ / shares		[3]
Maximum Aggregate Offering Price	$ 3,250,000,000	[4],[5]
Fee Rate	0.01531%
Amount of Registration Fee	$ 497,575	[4],[5]
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities of Vale S.A.	[1]
Carry Forward Form Type	F-3
Carry Forward File Number	333-271248
Carry Forward Initial Effective Date	Apr. 28, 2023
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities of Vale Overseas	[1]
Carry Forward Form Type	F-3
Carry Forward File Number	333-271248
Carry Forward Initial Effective Date	Apr. 28, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Vale Guarantee of Vale Overseas Securities	[1]
Carry Forward Form Type	F-3
Carry Forward File Number	333-271248
Carry Forward Initial Effective Date	Apr. 28, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 750,000,000	[4],[5]
Carry Forward Form Type	F-3
Carry Forward File Number	333-271248
Carry Forward Initial Effective Date	Apr. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 82,650

[1]	Debt securities of Vale S.A and debt securities of Vale Overseas Limited, fully and unconditionally guaranteed by Vale S.A.
[2]	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the Guarantees by Vale S.A. of Vale Overseas Limited Debt Securities is payable.
[3]	The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to item 2.A.iii.b under Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3 under the Securities Act.
[4]	Including such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, not to exceed the Maximum Aggregate Offering Price of US$4,000,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrants, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.
[5]	Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement will include US$750,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the registration statement on Form F-3 (File Nos. 333-271248 and 333-271248-01), filed on April 14, 2023, as amended by Pre-Effective Amendment No. 1 filed on April 25, 2023 (the “Prior Registration Statement’’), for which the registrants paid a registration fee of US$440,800 (corresponding to a maximum aggregate offering price of US$4,000,000,000). In accordance with SEC rules, the registrants may continue to use the Prior Registration Statement to offer and sell any unsold securities during the grace period afforded by Rule 415(a)(5). On June 12, 2023, June 28, 2024 and February 27, 2025 the registrants sold US$1,500,000,000, US$1,000,000,000 and US$750,000,000, respectively, aggregate principal amount of debt securities pursuant to the Prior Registration Statement on Form F-3, reducing the amount of unsold securities from US$4,000,000,000 to US$750,000,000. The filing fee paid with respect to the unsold securities in the Prior Registration Statement is being used to pay a portion of the filing fee in connection with the filing of this registration statement. If the registrants sell any securities pursuant to the Prior Registration Statement after the date hereof and prior to the date of effectiveness of this registration statement, the registrants will file a pre-effective amendment to this registration statement to update the amount of unsold securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.